Employee Retirement plans (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Retirement Plans [Line Items]
Benefit obligations at beginning of year	$ 2,142	$ 1,159
Service cost	99	1,106
Interest cost	36	36
Plan amendments	0	0
Benefits paids	(87)	0
Actuarial loss (gain)	460	(233)
Exchange rate changes	(300)	74
Benefit obligations at end of year	$ 2,350	$ 2,142